CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Stock Options Outstanding [Table Text Block]
Number of	Exercise	Expiry Date
Options	Price

54,000	CAD$0.50	June 1, 2020
63,000	CDN$0.15	June 1, 2020
48,000	CDN$0.225	June 1, 2020
90,000	CDN$0.50	July 1, 2020
150,000	CDN$0.30	November 1, 2020
30,000	CDN$0.50	March 1, 2021
100,000	CDN$0.225	March 1, 2021
108,000	CDN$0.15	June 10, 2021
125,000	CDN$0.65	July 25, 2021
125,000	CDN$0.27	July 1, 2022
382,000	CDN$0.15	December 31, 2022
690,000	CDN$0.30	July 1, 2023
250,000	CDN$0.20	October 8, 2025
400,000	CDN$0.40	May 5, 2026

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	December 31, 2018		December 31, 2017		December 31, 2016
		Weighted		Weighted		Weighted
	Number of	Average	Number of	Average	Number of	Average
	Options	Exercise	Options	Exercise	Options	Exercise
		Price		Price		Price
Outstanding, beginning of year	2,615,000	$ 0.23	1,920,000	$ 0.23	2,235,000	$ 0.16
Granted	—	—	965,000	$ 0.24	525,000	$ 0.36
Exercised	—	—	(162,000)	$ 0.12	(408,000)	$ 0.12
Cancelled/Expired	—	—	(108,000)	$ 0.36	(432,000)	$ 0.16
Outstanding, end of year	2,615,000	$ 0.23	2,615,000	$ 0.23	1,920,000	$ 0.23

Exercisable, end of year	2,615,500	$ 0.23	2,505,500	$ 0.23	1,920,000	$ 0.23

Schedule of Share-based Compensation, Stock Options Black-Scholes Valuation Assumptions [Table Text Block]
	2018	2017	2016

Risk-free interest rate	1.75%	1.75%	1.52%
Expected life	1.8 to 2.6 years	2 to 7.5 years	2 to 7.5 years
Annualized volatility	73%	61% to 68%	61% to 68%
Dividend rate	—	—	—

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Number of Warrants	Exercise Price	Expiry Date

1,250,000	CAD$0.50	February 25, 2020

Schedule of Stockholders' Equity Note, Warrants or Rights, Activity [Table Text Block]
	2018		2017		2016

Balance, beginning of period	1,250,000	CAD$ 0.50	1,397,000	CAD$0.65	—
Issued	—		—		1,397,000	CAD$0.65
Exercised	—		—		—
Expired	—		(147,000)	CAD$0.65	—
Balance, end of period	1,250,000	CAD$ 0.50	1,250,000	CAD$0.50	1,397,000	CAD$0.65